Share-Based Compensation - Summary of Stock-based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share based compensation expense	$ 27,405	$ 2,977	$ 3,404
Research and Development Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share based compensation expense	3,102	229	768
Clinical Operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share based compensation expense	1,711	102	401
Selling and Marketing Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share based compensation expense	6,089	1,568	182
General and Administrative Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share based compensation expense	$ 16,503	$ 1,078	$ 2,053